Recoverable direct taxes, charges and contributions (Tables)	12 Months Ended
Dec. 31, 2022
Recoverable Direct Taxes Charges And Contributions
Schedule of direct taxes, fees and contributions recoverable

	2022	2021

Recoverable direct taxes, charges and contributions	1,238,686	2,042,361

Income tax (IR) and social contribution (CS) (i)	879,227	807,096
PIS / COFINS (ii)	194,452	1,164,772
IRRF (Withholding income tax) on interest earning bank deposits	120,417	37,738
Other	44,590	32,755

Current portion	(720,808)	(1,311,906)
Non-current portion	517,878	730,455

(i)	In September 2021, the Federal Supreme Court (STF), with general repercussions, established an understanding for the non-levy of Corporate Income Tax (IRPJ) and Social Contribution (CSLL) on the monetary restatement using the SELIC rate in cases of undue payment. The specific TIM lawsuit is still pending judgment, TIM recorded its best estimate to date, in the amount of R$ 607 million recorded in current and non-current assets (R$ 547 million on December 31, 2021) since the likelihood of a favorable outcome for the Company becomes probable. The Company is awaiting the final decision.
(ii)	The Recoverable PIS/COFINS amounts mainly refer to credits from a legal proceeding filed by TIM Celular S.A. (ultimately merged into TIM S.A., as well as TIM S.A. itself), with a favorable final decision in Higher Courts which discussed the exclusion of the ICMS from the PIS and COFINS calculation bases. According to the Company’s internal assessment, the Company expects to use these credits in the next 12 months.